                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  12/31/10
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                     2/11/11
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:      $81,554
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

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           FORM 13F INFORMATION TABLE - BIRINYI ASSOCIATES 12/31/2010

                  COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6        COLUMN 8
------------------------------------------- ------------ --------- --------- ----------------------- ---------- -------------------
                                                                                                                  VOTING AUTHORITY
                  NAME OF                     TITLE OF               VALUE   SHRS OR                 INVESTMENT -------------------
                   ISSUER                       CLASS      CUSIP   (X $1000) PRN AMT SH/PRN PUT/CALL DISCRETION   SOLE  SHARED NONE
------------------------------------------- ------------ --------- --------- ------- ------ -------- ---------- ------- ------ ----
Altria Group Inc                            Common Stock 02209S103  $   372   15,100                 SOLE        15,100
Amazon.com Inc                              Common Stock 023135106  $ 1,032    5,734                 SOLE         5,734
American Express Co                         Common Stock 025816109  $   590   13,750                 SOLE        13,750
Amgen Inc                                   Common Stock 031162100  $   320    5,827                 SOLE         5,827
Annaly Capital Management Inc                   REIT     035710409  $   251   14,000                 SOLE        14,000
Apple Inc                                   Common Stock 037833100  $ 9,834   30,487                 SOLE        30,487
AT&T Inc                                    Common Stock 00206R102  $   250    8,500                 SOLE         8,500
B&G Foods Inc                               Common Stock 05508R106  $   677   49,300                 SOLE        49,300
Baidu Inc/China                                  ADR     056752108  $ 1,164   12,056                 SOLE        12,056
Berkshire Hathaway Inc                      Common Stock 084670108  $   482        4                 SOLE             4
Boeing Co/The                               Common Stock 097023105  $   604    9,250                 SOLE         9,250
BP Prudhoe Bay Royalty Trust                Royalty Trst 055630107  $ 1,775   14,026                 SOLE        14,026
Caterpillar Inc                             Common Stock 149123101  $   909    9,701                 SOLE         9,701
Chevron Corp                                Common Stock 166764100  $ 1,604   17,579                 SOLE        17,579
Chipotle Mexican Grill Inc                  Common Stock 169656105  $   883    4,150                 SOLE         4,150
Citigroup Inc                               Common Stock 172967101  $    89   18,739                 SOLE        18,739
CME Group Inc                               Common Stock 12572Q105  $   483    1,500                 SOLE         1,500
Compass Diversified Holdings                Common Stock 20451Q104  $   408   23,065                 SOLE        23,065
Consolidated Edison Inc                     Common Stock 209115104  $   699   14,100                 SOLE        14,100
Cummins Inc                                 Common Stock 231021106  $   861    7,831                 SOLE         7,831
Enerplus Corp                               Common Stock 292766102  $ 1,308   42,423                 SOLE        42,423
Exxon Mobil Corp                            Common Stock 30231G102  $   651    8,900                 SOLE         8,900
Financial Select Sector SPDR Fund                ETP     81369Y605  $   219   13,718                 SOLE        13,718
Ford Motor Co                               Common Stock 345370860  $   204   12,130                 SOLE        12,130
General Electric Co                         Common Stock 369604103  $ 1,584   86,600                 SOLE        86,600
Goldman Sachs Group Inc/The                 Common Stock 38141G104  $ 3,116   18,532                 SOLE        18,532
Google Inc                                  Common Stock 38259P508  $ 8,650   14,563                 SOLE        14,563
International Business Machines Corp        Common Stock 459200101  $ 2,192   14,936                 SOLE        14,936
iShares MSCI Emerging Markets Index Fund         ETP     464287234  $   405    8,500                 SOLE         8,500
JPMorgan Chase & Co                         Common Stock 46625H100  $   382    9,000                 SOLE         9,000
Kraft Foods Inc                             Common Stock 50075N104  $   337   10,697                 SOLE        10,697
Las Vegas Sands Corp                        Common Stock 517834107  $   630   13,700                 SOLE        13,700
Mastercard Inc                              Common Stock 57636Q104  $   728    3,250                 SOLE         3,250
McDonald's Corp                             Common Stock 580135101  $ 1,418   18,479                 SOLE        18,479
Microsoft Corp                              Common Stock 594918104  $   533   19,100                 SOLE        19,100
NetFlix Inc                                 Common Stock 64110L106  $   454    2,582                 SOLE         2,582
Newmont Mining Corp                         Common Stock 651639106  $   252    4,100                 SOLE         4,100
Oil Services Holders Trust                       ETP     678002106  $ 2,402   17,100                 SOLE        17,100
Overseas Shipholding Group Inc              Common Stock 690368105  $   398   11,250                 SOLE        11,250
Philip Morris International Inc             Common Stock 718172109  $ 1,179   20,150                 SOLE        20,150
priceline.com Inc                           Common Stock 741503403  $ 1,799    4,502                 SOLE         4,502
Procter & Gamble Co/The                     Common Stock 742718109  $   714   11,100                 SOLE        11,100
Salesforce.com Inc                          Common Stock 79466L302  $   693    5,250                 SOLE         5,250
Schlumberger Ltd                            Common Stock 806857108  $   877   10,500                 SOLE        10,500
SPDR Dow Jones Industrial Average ETF Trust      ETP     78467X109  $ 3,889   33,636                 SOLE        33,636
SPDR S&P 500 ETF Trust                           ETP     78462F103  $18,639  148,222                 SOLE       148,222
Unilever NV                                  NY Reg Shrs 904784709  $ 1,276   40,631                 SOLE        40,631
United States Steel Corp                    Common Stock 912909108  $   575    9,840                 SOLE         9,840
United Technologies Corp                    Common Stock 913017109  $   827   10,500                 SOLE        10,500
Wal-Mart Stores Inc                         Common Stock 931142103  $ 1,195   22,150                 SOLE        22,150
Wells Fargo & Co                            Common Stock 949746101  $   745   24,053                 SOLE        24,053